Other investments (Tables)	6 Months Ended
Jun. 30, 2020
Other investments
end of	2Q20	1Q20	4Q19
Other investments (CHF million)
Equity method investments	2,874	2,994	2,367
Equity securities (without a readily determinable fair value) [1]	1,823	1,689	2,148
of which at net asset value	357	344	409
of which at measurement alternative	387	243	274
of which at fair value	1,047	1,070	1,434
of which at cost less impairment	32	32	31
Real estate held-for-investment [2]	84	89	99
Life finance instruments [3]	1,067	1,086	1,052
Total other investments	5,848	5,858	5,666
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of the end of 2Q20, 1Q20 and 4Q19, real estate held for investment included foreclosed or repossessed real estate of CHF  16 million, CHF  14 million and CHF  24 million, respectively, of which CHF  11 million, CHF  10 million and CHF  10 million, respectively, were related to residential real estate.

3 Includes single premium immediate annuity contracts.

Impairments and adjustments on equity securities at measurement alternative	Equity securities at measurement alternative
in / end of	6M20	Cumulative	6M19
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(3)	(11)	0
Upward adjustments	137	148	11

Bank
Other investments
end of	6M20	2019
Other investments (CHF million)
Equity method investments	2,868	2,361
Equity securities (without a readily determinable fair value) [1]	1,819	2,145
of which at net asset value	355	407
of which at measurement alternative	385	272
of which at fair value	1,047	1,434
of which at cost less impairment	32	32
Real estate held-for-investment [2]	60	76
Life finance instruments [3]	1,067	1,052
Total other investments	5,814	5,634
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of the end of 6M20 and 2019, real estate held for investment included foreclosed or repossessed real estate of CHF  16 million and CHF  24 million, respecitvely, of which CHF  11 million and CHF  10 million, respecively were related to residential real estate.

3 Includes single premium immediate annuity contracts.

Impairments and adjustments on equity securities at measurement alternative
Equity securities at measurement alternative – impairments and adjustments
in / end of	6M20	Cumulative	6M19
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(3)	(11)	0
Upward adjustments	137	148	11